As filed with the Securities and Exchange Commission on June 12, 2006 Securities
                                                         Act File No. 333-127049

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 4

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

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                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

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       Title of Securities Being Registered: Shares of Beneficial Interest

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

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                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article X of the Registrant's Declaration of Trust provides the following:

Section 10.1 Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence of reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2 Indemnification.

     (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

               (A)  by the court or other body approving the settlement;

               (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     (c) The rights of indemnification therein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Article IX of the Registrant's By-Laws provides the following:

The Trust may purchase and maintain insurance on behalf of any Covered Person or employee of the Trust, including any Covered Person or employee of the Trust who is or was serving at the request of the Trust as a Trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Trustees would have the power to indemnify him against such liability.

The Trust may not acquire or obtain a contract for insurance that protects or purports to protect any Trustee or officer of the Trust against any liability to the Trust or its Shareholder to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Reference is made to Article IX of Registrants By-Law and paragraph 1.11 of the Distribution Agreement.

The Registrant is covered under an insurance policy, insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

Section 12 of the Management Agreement between Registrant and Manager, Section 8 of the Sub-Advisory Agreement and Section 20 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisor and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") so long as the interpretations of Section 17 (h) and 17(i) of such Act remain in effect and are consistently applied.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officers or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Section 7 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct

ITEM 16. EXHIBITS

(1) (a) Trust Instrument dated July 30, 1998 - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

     (b) Amendment dated February 22, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2001 and incorporated herein by reference.

     (c) Certificate of Amendment dated February 27, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 9 to the

          Registrant's Registration Statement on Form N-1A on June 15, 2001 and incorporated herein by reference.

     (d) Certificate of Amendment dated May 9, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (e) Amendment No. 1 dated November 2, 2001 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (f) Amendment No. 2 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (g) Amendment No. 3 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A on February 27, 2002 and incorporated herein by reference.

     (h) Certificate of Amendment dated February 15, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (i) Amendment No. 4 dated March 1, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (j) Amendment No. 5 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (k) Amendment No. 6 dated September 23, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (l) Amendment No. 7 dated November 22, 2002 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (m) Amendment No. 8 dated June 2, 2003 to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (n) Amendment No. 9, effective August 25, 2003, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (o) Amendment No. 10, effective August 25, 2003, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (p) Amendment No. 11, effective April 23, 2004, to the Trust Instrument - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (q) Amendment No. 12, effective March 24, 2004, to the Trust Instrument (Class O shares of ING Intermediate Bond) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (r) Plan of Liquidation and Dissolution of Series to the Trust Instrument (ING Strategic Bond Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (s) Amendment No. 13, effective September 2, 2004, to the Trust instrument (ING High Yield Opportunity Fund) - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

     (t) Amendment No. 14, effective October 28, 2004, (ING High Yield Opportunity Fund) Abolition of Series of Shares of Beneficial Interest
          - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

     (u) Amendment No. 15, effective March 15, 2005, (ING Lexington Money Market Trust) Abolition of Series of Shares of Beneficial Interest - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (v) Amendment No. 16, effective July 29, 2005 (ING Institutional Prime Money Market Fund) Establishment of New Series - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

(2) Bylaws - previously filed as an Exhibit to the Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998 and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Funds Trust, on behalf of its ING GNMA Income Fund series and ING Series Fund, Inc., on behalf of its ING Government Fund series - filed as an exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005, and incorporated herein by reference.

(5) The rights of holders of the securities being registered are set out in Articles II, VII, IX, and X of the Declaration of Trust referenced above and in Articles IV, VI, and XIII of the Bylaws referenced above.

(6) (a) Amended and Restated Investment Management Agreement between Registrant and ING Investment, LLC with respect to ING Classic Money Market Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, ING National Tax Exempt Bond Fund and ING Institutional Prime Money Market Fund - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (b) Investment Management Agreement dated September 23, 2002 between Registrant and ING Investments, LLC (successor to Pilgrim Investments,
          LLC) with respect to ING GNMA Income Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) First Amendment, effective September 2, 2004, to the Investment Management Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

     (c) Amended and Restated Expense Limitation Agreement amended and restated February 1, 2005, between Registrant and ING Investment, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

          (i) Amended Schedule A to the Amended and Restated Expense Limitation Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

          (ii) Voluntary Expense Limitations Agreement dated February 1, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (iii) Voluntary Expense Limitations Agreement dated February 25, 2004 (ING Intermediate Bond Class O) - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (iv) Fee waiver letter dated January 1, 2005 (ING National Tax-Exempt Bond Fund) - previously filed as an Exhibit to Post-Effective

               Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

     (d) Sub-Advisory Agreement dated August 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement effective September 1, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (ii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

(7) (a) Underwriting Agreement dated September 23, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Substitution Agreement made October 8, 2002 between Registrant and ING Funds Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (ii) Amended Schedule A to the Underwriting Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

(8)  Not Applicable.

(9) (a) Custody Agreement dated January 6, 2003 between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Exhibit A to the Custody Agreement between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement dated January 6, 2003 between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Schedule 1 dated January 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (ii) Amended Schedule 1 dated March 13, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iii) Amended Schedule 1 dated April 7, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iv) Amended Schedule 1 dated May 1, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (v) Amended Schedule 2 dated June 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (vi) Amended Exhibit A to the Foreign Custody Manager Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (c) Master Repurchase Agreement dated April 7, 2003 between Registrant and Goldman Sachs & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (d) Fund Accounting Agreement between Registrant and The Bank of New York dated January 6, 2003 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A to the Fund Accounting Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (e) Securities Lending Agreement and Guaranty, dated as of August 7, 2003, between Registrant and The Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (f) The Bank of New York Cash Reserve Agreement dated March 31, 2003, between Registrant and the Bank of New York - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A with respect to The Bank of New York Cash Reserve Agreement dated February 25, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

(10) (a) Amended and Restated Distribution Plan for Class A shares dated July 11, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (b) Service and Distribution Plan for Class A shares dated August 20, 2002 with respect to ING GNMA Income Fund - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (c) Letter Agreement dated September 23, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Letter Agreement dated August 1, 2003, with respect to the Distribution Plan for Class A Shares - previously filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A on May 25, 2004 and incorporated herein by reference.

     (d) Amended and Restated Distribution Plan for Class B shares dated May 9, 2001 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (e) Service and Distribution Plan for Class B shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (f) Amended and Restated Distribution Plan for Class C shares dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (g) Service and Distribution Plan for Class C shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (h) Service and Distribution Plan for Class M shares with respect to ING GNMA Income Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (i) Shareholder Service Plan for Class Q shares with respect to ING GNMA Fund dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (j) Amended and Restated Shareholder Servicing Plan for Classes A, B, and C with respect to ING High Yield Bond, ING Intermediate Bond, ING National Tax Exempt Bond, and ING Classic Money Market Funds dated August 20, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (k) Amended and Restated Multiple Class Plan pursuant to 18f-3 last approved June 3, 2004 - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

     (l) Amended Schedules A & B to Amended and Restated Multiple Class Plan - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - previously filed as an Exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a) Administration Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended Schedule A to the Administration Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

     (b) Agency Agreement dated November 30, 2000 between Registrant and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No.

          24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Amended and Restated Exhibit A with respect to the Agency Agreement - previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on July 21, 2005 and incorporated herein by reference.

          (ii) Exhibit B - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iii) Exhibit B.1 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (iv) Exhibit B.2 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (v) Exhibit C - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (vi) Exhibit D - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (c) Amended and Restated Shareholder Service Agreement dated July 29, 1999, As Amended and Restated July 11, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

          (i) Fee Schedule dated July 30, 2002 - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (d) Code of Ethics of Aeltus Investment Management Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A on July 29, 2003 and incorporated herein by reference.

     (e) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics, effective February 1, 2005 - previously filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A on May 13, 2005 and incorporated herein by reference.

(14) Consent of independent auditors - filed as an exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-14 Registration Statement on August 12, 2005 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - filed as an exhibit to the Registrant's Form N-14 Registration Statement on July 29, 2005 and incorporated herein by reference. Powers of Attorney for Patricia W. Chadwick, Trustee and Sheryl
     K. Pressler, Trustee - filed herewith.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 12th day of June, 2006.

                                        ING FUNDS TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          SIGNATURE                          TITLE                     DATE
          ---------                          -----                     ----


----------------------------     President and Chief Executive     June 12, 2006
James M. Hennessy*                          Officer


----------------------------       Senior Vice President and       June 12, 2006
Todd Modic*                    Chief/Principal Financial Officer


----------------------------         Chairman and Trustee          June 12, 2006
Jock Patten*


----------------------------                Trustee                June 12, 2006
John V. Boyer*


----------------------------                Trustee                June 12, 2006
J. Michael Earley*


----------------------------                Trustee                June 12, 2006
R. Barbara Gitenstein*


----------------------------                Trustee                June 12, 2006
Patrick W. Kenny*


----------------------------                Trustee                June 12, 2006
Walter H. May, Jr.*


----------------------------                Trustee                June 12, 2006
John G. Turner*

          SIGNATURE                          TITLE                     DATE
          ---------                          -----                     ----


----------------------------                Trustee                June 12, 2006
David W.C. Putnam*


----------------------------                Trustee                June 12, 2006
Roger B. Vincent*


----------------------------                Trustee                June 12, 2006
Richard A. Wedemeyer*


----------------------------                Trustee                June 12, 2006
Thomas J. McInerney*


----------------------------                Trustee                June 12, 2006
Patricia W. Chadwick+


----------------------------                Trustee                June 12, 2006
Sheryl K. Pressler+


*+By: /s/ Huey P. Falgout, Jr.
      -------------------------
      Huey P. Falgout, Jr.

      Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on July 29, 2005 and incorporated herein by reference.

+ Powers of Attorney for Patricia W. Chadwick, Trustee and Sheryl K. Pressler, Trustee - filed herewith.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences

(16) Powers of Attorney